ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

January 3, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Ultimus Managers Trust (the “Trust”)

Post-Effective Amendment No. 247 to the Registration Statement on Form N-1A

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Blue Current Global Dividend Fund, Marshfield Concentrated Opportunity Fund, and Meehan Focus Fund (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the form of Prospectuses and Statements of Additional Information for each of the Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 247 (SEC Accession No. 0001580642-23-006997) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 29, 2023.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust